Item 1: Report to Shareholders

International Equity Index Fund	April 30, 2007

The views and opinions in this report were current as of April 30, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

International stocks outpaced U.S. equities over the 6- and 12-month periods ended April 30, 2007. Despite an abrupt global stock market slide in late February and early March, most markets rebounded strongly into April. A strong noninflationary global economic expansion along with a wave of mergers, acquisitions, and private equity buyouts propelled stock prices higher. Investors brushed aside concerns about rising interest rates in Europe, geopolitical uncertainties in the Middle East, and signs of a U.S. economic slowdown and drove many indexes to record levels. Emerging markets—especially in Asia and Latin America—were star performers. Europe’s markets, reflecting a robust regional expansion, also registered solid gains. Troubled by weak domestic prices and lagging consumer demand, Japan’s market lagged but posted a positive return for the period.

HIGHLIGHTS

• Accelerating global economic growth and a flurry of acquisitions, mergers, and buyouts helped stocks in most of the world’s markets post strong gains during the last six months.

• The International Equity Index Fund returned 14.32% during the six-month period ended April 30, 2007.

• Developed international equities are near fair value but are still attractive relative to the U.S. market.

• The strong rising tide of the past several years that has lifted international markets may lead to choppier performance in the future.

The fund returned 14.32% over the six months ended April 30, 2007, versus 15.62% for the FTSETM Developed ex North America Index. For the 12-month period, the fund produced a strong return of 18.69% compared with 20.80% for the benchmark. Fund results relative to the benchmark primarily reflect the fund’s operating and management expenses as well as taxes. The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies listed in 21 countries. (The index’s performance reflects no operational costs, management fees, or taxes.) The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting.

WHAT STRONGER FOREIGN CURRENCIES MEAN FOR INTERNATIONAL INVESTORS AND ECONOMIES

Many non-U.S. currencies strengthened versus the U.S. dollar in the one-year period ended April 30, 2007. For example, the British pound sterling rose 10%, the Indian rupee 9%, and the euro more than 8%. The greenback’s weakness reflects the domestic economic slowdown, the trade deficit with China and other major trading partners, expectations for U.S. interest rates to remain steady or decline, and rising rates in Europe and parts of Asia, where economic growth is picking up. Another factor is that several non-U.S. central banks have been shifting some of their currency reserves to nondollar currencies, thus decreasing global demand for dollars.

Stronger foreign currencies have benefited many U.S. investors who owned assets in non-U.S. countries. All other things being equal, when a non-U.S. currency strengthens against the U.S. dollar, the value of assets denominated in the other currency increases when converted into dollars. For example, the MSCI EAFE Index returned 14.33% in local currency terms over the last year, but in dollar terms, the index returned 20.32%. Of course, when the dollar strengthens relative to other currencies—as it has versus the Japanese yen over the last 12 months—the value of assets denominated in the other currency decreases when exchanged into dollars. In yen terms, the MSCI Japan Index (a measure of Japanese stocks) returned 2.79%, but in dollar terms, it returned -1.78%.

Although the greenback could exhibit strength in some relatively short periods, T. Rowe Price International believes that the dollar is likely to decline against its major counterparts over the long term as the trade deficit grows and as other economies and regions ascend in global importance. Fundamentally, a weakening dollar over time could help alleviate the trade gap by making U.S. products cheaper in overseas markets and foreign-made goods more expensive in the U.S. As a result, higher import prices would add to inflation pressures and could force U.S. interest rates higher. In contrast, lower-priced U.S. exports to other countries could help restrain inflation and interest rate increases in those economies, which could help extend their economic expansions.

At the end of April, Europe represented 69.8% of net assets, with Japan and the Pacific Rim representing most of the balance. The U.K. was the largest country allocation followed closely by Japan (see the Geographic Diversification table on page 5 in this report for a breakdown of regional allocations). Financials stocks were the largest sector weighting at 30.6% of assets, followed by consumer discretionary stocks (11.0%), industrials and business services (10.3%), materials (8.4%), and consumer staples (7.8%).

MARKET REVIEW

The global economy has experienced a substantial noninflationary expansion that has boosted the world’s stock markets. After a period of volatility in late February and early March, investors quickly regained their appetite for risk, and most non-U.S. markets posted impressive gains for the past six months. The realization that the economies of Europe and a number of major emerging markets were growing offset fears that defaults in the U.S. subprime mortgage market might spill over and weaken the broad U.S. economy and consequently affect the global arena. The jury remains out, however, on the direction of the U.S. economy for the remainder of the year.

Solid economic news and a series of mergers and acquisitions helped European markets. Except for Japan, developed Asian markets performed well. Materials, industrials and business services, and consumer staples were all strong sectors among the developed countries; energy, information technology, and health care were the weakest. The euro and pound sterling gained ground against the dollar, helping returns for U.S. investors, but the yen declined.

Among Asian economies, Japan remained the major concern. Although the country has experienced its longest expansion since the end of World War II, its domestic consumption remains weak, and there were worrisome signs that deflation may reappear. Among the other Pacific region markets, economies remain strong, and there are many dynamic investment opportunities.

Despite stocks’ steady appreciation in the past few years, earnings-based valuations (such as P/E ratios) do not look stretched on the basis of earnings-based measurements. Earnings generally have been robust, and many companies have reported profits that beat analysts’ estimates. Looking at nonearnings-based measurements produces a less rosy picture. Book value and sales metrics appear to be peaking and showing early signs of deterioration.

PORTFOLIO HIGHLIGHTS

The strongest performer of the past six months was the financials sector. Fund performance benefited from the healthy returns of key European banks, asset managers, and other financial institutions. Speculators also drove up prices of companies that might be targeted for acquisition. Key holdings here included Dutch banking company ABN AMRO, whose shares rose on a proposed takeover; French financial giant Societe Generale; and Swiss multinational financial company Credit Suisse Group. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

The industrials and business services sector also had a good six-month period. Faster-than-expected economic growth in Europe and continuing demand from Asia helped drive earnings and stock prices higher. Siemens, the German industrial conglomerate; Volvo, the Swedish heavy machinery and engine maker; and Compagnie De Saint-Gobain, the French building materials supplier, posted strong returns. Some defensive stocks did well. Swiss food giant Nestle, French retailer Carrefour, and U.K. grocery retailer Tesco all registered solid gains. Pharmaceuticals, another defensive play, also had a good six months. Drug giants GlaxoSmithKline and Bayer posted strong gains for the period.

Japanese banking companies had the weakest results. Sumitomo Trust and Banking Company, Mitsubishi UFJ Financial, Resona Holdings, and Bank of Yokohama could not overcome the soft domestic economy. Pharmaceutical manufacturers AstraZeneca and Novartis also performed poorly for the six-month period.

We would like to remind shareholders that the fund’s purpose is not to attempt to outperform its benchmark but rather to match its performance by buying stocks held in the index. We should also call shareholders’ attention to the iShares (exchange-traded funds, or ETFs, representing non-U.S. equities) listed among the portfolio’s 25 largest holdings. These holdings help us manage cash flows even when non-U.S. markets have closed for the day. We strive to achieve the fund’s performance objective by replicating the stocks, sectors, countries, and regions represented in the index along with their respective weightings. When foreign markets reopen, the fund typically will sell the iShares and purchase the actual equities represented in the fund’s benchmark. As a result, portfolio turnover will appear to be higher than what one might normally expect from an index fund. Even with the relatively high turnover, the fund has an expense ratio of 0.52%, which is considerably less than the expense ratios of actively managed international funds.

INVESTMENT OUTLOOK

We expect continued global economic growth to support the world’s equity markets. The impact of the U.S. housing slowdown and sluggish capital expenditures on the American economy concerns us, but the strength of Europe’s recovery and robust economic growth in Asia may help offset some of the impact of U.S. weakness. However, given the size of their economies, a slowdown in U.S. or Chinese consumption will have a major impact on global growth rates. Corporate profitability has been robust despite rising materials and energy costs, and we expect most companies to continue generating positive earnings growth absent an unexpected significant slowdown in the U.S. or China.

The Federal Reserve has kept short-term interest rates steady, but some further tightening is expected in continental Europe and in the U.K. Europe’s stronger-than-expected economic growth has been resilient in the face of higher interest rates and energy prices. Although Germany’s economy is gathering momentum and France is showing signs of more robust growth, the prospect of the European Central Bank raising rates and recent euro strengthening against the dollar could dampen future expansion, particularly among those export-oriented sectors. Corporations have been beating earnings expectations, and we expect favorable earnings reports to continue through the year. Stocks in Europe carry generally reasonable valuations and are returning cash flows to shareholders, whether through dividends or, increasingly, share repurchases. In addition, merger, acquisition, and private equity takeover activity could continue to boost stock prices.

Our outlook for Japanese stocks is less optimistic. The Japanese expansion is likely to continue, but without strong consumer demand, it will be weaker than it might otherwise be. The Bank of Japan is unlikely to increase interest rates and jeopardize the current recovery. Japan’s export-oriented companies will continue to do well as long as the U.S.’s and China’s economies grow. The weaker yen means that corporate profits should continue to improve and support some equity prices.

Developed international equities are near fair value but are still attractive relative to the U.S. market. Emerging market equities have largely readjusted so that their valuations range from in line to more expensive than developed-market equities on nonearnings-based metrics, such as book value and dividend yield.

Respectfully submitted,

E. Frederick Bair
Cochairman of the fund’s Investment Advisory Committee

Neil Smith
Cochairman of the fund’s Investment Advisory Committee

May 18, 2007

The committee cochairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies. The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights For a share outstanding throughout each period

	6 Months Ended 4/30/07‡	Year Ended 10/31/06‡	10/31/05‡	10/31/04	10/31/03	10/31/02
NET ASSET VALUE						
Beginning of period	$ 14.12	$ 11.26	$ 9.72	$ 8.38	$ 6.68	$ 7.78
Investment activities						
Net investment income	0.18	0.32	0.23	0.14	0.13	0.09
Net realized and unrealized gain (loss)	1.81	2.72	1.47	1.34	1.67	(1.12)
Total from investment activities	1.99	3.04	1.70	1.48	1.80	(1.03)
Distributions						
Net investment income	(0.28)	(0.17)	(0.15)	(0.13)	(0.10)	(0.07)
Net realized gain	(0.08)	(0.01)	(0.01)	(0.01)	–	–
Total distributions	(0.36)	(0.18)	(0.16)	(0.14)	(0.10)	(0.07)
NET ASSET VALUE						
End of period	**$ 15.75**	**$ 14.12**	**$ 11.26**	**$ 9.72**	**$ 8.38**	**$ 6.68**

Ratios/Supplemental Data

	6 Months Ended 4/30/07‡	Year Ended 10/31/06‡	10/31/05‡	10/31/04	10/31/03	10/31/02
Total return^	14.32%	27.32%	17.65%	17.86%	27.37%	(13.38)%
Ratio of total expenses to average net assets	0.50%†	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.41%†	2.51%	2.12%	1.97%	2.09%	1.59%
Portfolio turnover rate	42.6%†	36.3%	53.1%√	58.2%	39.4%	49.0%
Net assets, end of period (in thousands)	$ 463,816	$ 246,696	$ 140,411	$ 48,340	$ 20,622	$ 12,031

‡ Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

† Annualized

√ Excludes the effect of the acquisition of the TD Waterhouse Asian Pacific Index Fund and the TD Waterhouse European Index Fund's assets.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments †

(Cost and value in $ 000s)

AUSTRALIA 6.2%

Common Stocks 6.2%

	Shares	Value
ABC Learning Centers	11,813	68
Adelaide Bank (1)	3,374	42
Adelaide Brighton	6,303	18
AGL Energy (1)	13,982	178
Alinta (1)	15,012	186
Allco Finance Group	7,763	77
Alumina (1)	35,313	209
Amcor (1)	27,558	170
AMP (1)	56,805	505
Ansell	4,408	41
APN News & Media (1)	4,020	20
Aristocrat Leisure (1)	14,363	197
ASX (1)	5,228	207
Austereo Group	5,418	9
Australand Property Group	13,929	27
Australia & New Zealand Banking	56,913	1,448
Australian Pharmaceutical Industries (1)	5,800	11
Australian Wealth (1)	12,887	26
AWB (1)	10,406	29
AXA Asia Pacific (1)	39,809	243
Babcock & Brown (1)	6,123	150
Bank of Queensland	3,358	51
Bendigo Bank (1)	4,122	55
BHP Billiton	107,993	2,644
Billabong International	4,642	63
BlueScope Steel	22,128	220
Boral (1)	18,113	126
Brambles (2)	47,053	514
Caltex Australia	4,111	83
Centro Properties Group (1)	24,962	193
Centro Retail Group, Equity Units	7,790	11
CFS Retail Property, Equity Units	48,470	92

Challenger Financial Services (1)	12,406	54
Coca-Cola Amatil (1)	17,152	135
Cochlear	1,667	87
Coles Group (1)	36,291	519
Commonwealth Bank of Australia	40,220	1,759
Commonwealth Property Office, Equity Units	48,519	58
Computershare (1)	18,118	156
Corporate Express Australia	2,788	17
CSL Limited (1)	5,540	400
CSR (1)	26,414	80
DB Rreef Trust (1)	86,823	130
Downer EDI (1)	7,279	45
Energy Resources of Australia	2,293	47
Envestra	18,845	19
Fairfax Media (1)	9,218	40
Flight Centre	2,144	29
Fortescue Metals Group (2)	6,035	111
Foster's Group	61,200	323
Futuris	21,989	44
Goodman Fielder	40,354	80
GPT Group, Equity Units	62,176	255
Gunns	10,773	31
GWA International (1)	8,461	33
Harvey Norman Holdings (1)	24,118	102
Iluka Resources (1)	6,995	34
Insurance Australia (1)	53,424	266
Investa Property, Equity Units (1)	46,461	103
iShares MSCI Australia (USD)	20,800	564
James Hardie Industries, GDR	14,217	104
Leighton Holdings (1)	4,221	121
Lend Lease (1)	12,222	202
Lion Nathan (1)	12,210	93
Macquarie Airports, Equity Units	20,316	67
Macquarie Bank (1)	8,215	588
Macquarie Countrywide Trust, Equity Units	37,424	66

Macquarie Goodman	50,875	299
Macquarie Infrastructure, Equity Units (1)	79,401	249
Macquarie Office Trust, Equity Units (1)	59,131	78
Metcash Trading	23,189	101
Minara Resources (1)	10,401	63
Mirvac Group (1)	30,459	133
Multiplex Group (1)	18,872	73
National Australia Bank (1)	50,647	1,805
Newcrest Mining	10,177	195
Nufarm (1)	5,153	53
Oil Search	33,921	100
Onesteel (1)	17,230	82
Orica	9,509	249
Origin Energy (1)	26,081	196
Oxiana (1)	47,671	119
Paladin Resources (2)	15,115	117
Paperlinx	13,379	43
Perpetual Limited (1)	1,224	82
Publishing & Broadcasting	4,084	69
Qantas Airways	29,608	131
QBE Insurance	25,934	660
Rinker Group	27,535	427
Rio Tinto (1)	10,823	739
Santos (1)	18,210	170
Sigma Pharmaceuticals	28,581	59
Sims Group (1)	3,768	76
Smorgon Steel Group	20,199	37
Sonic Healthcare (1)	9,127	108
Southern Cross Broadcasting	2,174	30
SP Ausnet	31,441	38
Spotless Group (1)	6,520	27
St. George Bank (1)	16,148	481
Stockland	42,278	301
Suncorp-Metway (1)	28,258	502
Symbion Health	19,390	66

Tabcorp Holdings (1)	15,849	238
Tattersalls (1)	38,537	164
Telstra	133,545	517
Ten Network Holdings (1)	11,876	30
Toll Holdings	19,242	351
Tower Australia Group (1)(2)	9,670	21
Transurban Group	31,388	210
Wesfarmers (1)	11,468	372
West Australian Newspapers	1,912	26
Westfield Group	55,444	963
Westpac Bank	57,861	1,297
Woodside Petroleum (1)	15,228	496
Woolworths (1)	37,647	883
Worley Group (1)	6,960	158
Zinifex (1)	14,829	201
Total Australia (Cost $20,851)		28,560

AUSTRIA 0.5%

Common Stocks 0.5%

Erste Bank der Oesterreich Sparkasse	7,059	567
EVN	369	44
IMMOEAST AG (2)	8,493	120
IMMOFINANZ AG (2)	13,674	222
Oest Elektrizitatswirts, Class A	1,361	70
OMV	4,583	291
Raiffeisen International	1,309	180
Telekom Austria	11,057	312
Voestalpine	4,840	326
Wiener Staedtische Versicherung (1)	947	71
Wienerberger (2)	2,266	163
Total Austria (Cost $1,723)		2,366

BELGIUM 1.3%

Common Stocks 1.3%

Agfa-Gevaert (1)	3,751	91
Almancora	336	55
Belgacom (1)	5,201	229
Colruyt	411	97
Compagnie Nationale a Portefeuille	1,082	70
Delhaize (1)	2,924	280
Dexia	27,156	885
Fortis	12,144	544
Fortis, B Shares	27,800	1,246
Groupe Bruxelles Lambert (1)	2,149	260
InBev (1)	5,567	434
KBC (1)	5,598	740
Mobistar (1)	578	50
RTL Group	426	52
SES, FDR	10,340	202
Solvay (1)	1,286	203
UCB (1)	4,177	249
Union Miniere	782	157
Total Belgium (Cost $4,428)		5,844

CHINA 0.8%

Common Stocks 0.8%

Agile Property (HKD)	46,000	48
Beijing Enterprises (HKD)	10,000	26
Brilliance China Automotive (HKD) (1)(2)	80,000	17
China Agri-Industries Holdings (HKD) (1)(2)	18,000	15
China Foods (HKD) (1)	34,000	22
China Insurance International (HKD) (2)	22,000	27
China Mengniu Dairy (HKD)	31,000	92
China Merchants Holdings (HKD)	36,000	157
China Mobile (HKD)	182,500	1,645

China Netcom (HKD) (1)	40,000	99
China Overseas Land & Investment (HKD)	108,000	131
China Resources Enterprises (HKD)	36,000	120
China Resources Land (HKD)	40,000	48
China Unicom (HKD)	116,000	168
Citic Pacific (HKD)	33,000	124
CNOOC (HKD)	396,000	341
Cosco Pacific (HKD)	34,000	82
Country Garden (HKD) (2)	74,000	67
Global Bio-Chem Technology (HKD) (1)	50,000	21
Greentown China Holdings (HKD) (2)	12,000	24
Guangdong Investment (HKD)	54,000	29
Guangzhou Investment (HKD)	82,000	19
Hopson Development (HKD)	12,000	28
Lenovo Group (HKD) (1)	100,000	40
Melco International Development (HKD)	18,000	35
Nine Dragons Paper (HKD)	38,000	77
Parkson Retail (HKD)	5,000	36
Semiconductor Manufacturing (HKD) (2)	166,000	25
Shanghai Industrial (HKD)	14,000	37
Shimao Property (HKD)	37,500	79
Tencent Holdings (HKD)	22,000	75
TPV Technology (HKD) (1)	42,000	28
Total China (Cost $2,841)		3,782

DENMARK 0.8%

Common Stocks 0.8%

AP Moller - Maersk, Series A (2)	33	368
AP Moller - Maersk, Series B (2)	34	385
Carlsberg, Series B	1,310	147
Coloplast, Series B	1,004	86
Danisco	1,516	122
Danske Bank	21,927	1,024
H. Lundbeck	1,989	48

Jyske (2)	1,879	151
Novo Nordisk, Series B	8,533	834
Novozymes, Series B	1,644	172
Vestas Wind Systems (2)	5,636	364
William Demant Holding (2)	748	72
Total Denmark (Cost $2,699)		3,773

EUROPE/FAR EAST 0.4%

Common Stocks 0.4%

iShares MSCI EAFE Index Fund	20,400	1,614
Total Europe/Far East (Cost $1,387)		1,614

FINLAND 1.2%

Common Stocks 1.2%

Fortum (1)	13,468	416
Kone Oyj (1)	2,466	148
Metso Oyi	4,328	236
Neste Oil	3,917	139
Nokia (1)(2)	127,112	3,217
Outokumpu (1)	4,154	138
Sampo	13,230	412
SanomaWSOY Oyj	1,487	44
Stora Enso, Class R (1)	18,683	342
TietoEnator (1)	2,185	69
UPM-Kymmene	15,882	392
Total Finland (Cost $4,254)		5,553

FOREIGN/EUROPE 0.9%

Common Stocks 0.9%

iShares MSCI EMU	36,300	4,175
Total Foreign/Europe (Cost $3,943)		4,175

FRANCE 11.1%

Common Stocks 11.1%

Accor	6,483	615
Aeroports de Paris (2)	892	89
Air France (1)	4,048	207
Air Liquide (1)	3,706	920
Alcatel-Lucent	68,158	904
Alstom (2)	4,199	623
Arkema (2)	1,845	110
Assurances Generales de France (1)	1,724	300
Atos Origin (1)(2)	2,070	148
AXA	65,234	2,985
BIC	1,115	81
BNP Paribas (1)	28,763	3,332
Bouygues (1)	7,678	611
Cap Gemini (1)	4,333	327
Carrefour (1)	21,509	1,650
Casino Guichard-Perrachon	1,163	125
Christian Dior	2,179	281
Ciments Francais	335	76
CNP Assurances (1)	1,332	170
Compagnie de Saint-Gobain	11,266	1,200
Credit Agricole (1)	20,131	846
Dassault Systemes (1)	1,730	103
EADS (1)	9,830	315
Eiffage (1)	2,100	282
Electricite de France	7,839	680
Essilor International	3,121	376
Euler Hermes	404	62
Eurazeo	780	123
Euronext	106	13
France Telecom (1)	60,594	1,768
Gaz de France (1)	5,913	277
Gecina	377	71

Groupe Danone (1)	7,971	1,307
Hermes International	2,407	348
Imerys (1)	928	88
JC Decaux (1)	1,998	62
Klepierre (1)	694	133
L'Oreal (1)	9,566	1,148
Lafarge	5,365	868
Lagardere (1)	4,256	334
Legrand	3,242	110
LVMH (1)	11,226	1,308
Michelin	3,432	436
Mittal Steel	30,253	1,611
Natixis	10,977	299
PagesJaunes Groupe (1)	4,189	97
Pernod-Ricard (1)	3,340	710
Peugeot (1)	5,664	460
PPR	2,942	511
Publicis	4,478	213
Renault (1)	6,311	820
Safran (1)	6,141	149
Sanofi-Aventis (1)	31,513	2,897
Schneider Electric (1)	6,947	980
Schneider Electric, New Shares (2)	386	52
Societe des Autoroutes Paris-Rhin-Rhone (1)	674	67
Societe Generale (1)(2)	14,576	3,088
Sodexho Alliance	3,584	284
STMicroelectronics	22,012	431
Suez (1)	40,337	2,291
Suez Strip (2)	2,156	—
Technip (1)	3,233	246
Television Francaise (1)	4,845	166
Thales (1)	2,367	144
THOMSON Multimedia (1)	8,213	159
Total (1)	73,881	5,460
Unibail	1,401	387

Valeo (1)	2,329	133
Vallourec	1,189	325
Veolia Environnement (1)	12,463	1,030
Vinci (1)	7,256	1,165
Vivendi (1)	35,156	1,451
Wendel Investissement	834	143
Total France (Cost $38,890)		51,581

GERMANY 7.8%

Common Stocks 7.5%

Adidas (1)	6,509	389
Allianz SE (1)	13,524	3,071
Altana AG (1)	2,111	157
BASF (1)	15,387	1,828
Bayer AG (1)	23,355	1,602
Bayerische Motoren Werke	9,197	568
Beiersdorf	2,772	200
Celesio	2,079	149
Commerzbank	20,069	1,005
Continental (1)	4,446	621
DaimlerChrysler	31,596	2,576
DEPFA Bank	10,609	197
Deutsche Bank	16,431	2,534
Deutsche Boerse	3,117	735
Deutsche Post	27,578	953
Deutsche Post CDI (GBP) (2)	1,158	40
Deutsche Postbank (1)	1,971	193
Deutsche Telekom (1)	101,378	1,849
E.ON AG (1)	20,441	3,080
Fraport	1,095	80
Fresenius	192	16

Fresenius Medical Care (1)	2,178	328
Hannover Rueckversicherung (1)(2)	1,812	92
Heidelberger Druckmaschinen (1)	1,872	89
Heidelberger Zement	693	111
Henkel (1)	563	79
Hypo Real Estate Holding (1)	4,029	270
Infineon Technologies (2)	23,466	366
Karstadtquelle (2)	2,437	94
Lanxess (2)	2,543	138
Linde	3,596	404
Lufthansa	6,995	210
Man AG (1)	4,308	577
Merck	582	78
METRO	5,570	431
MLP	2,492	62
Munich Re (1)	6,950	1,236
Puma	387	176
RWE	11,995	1,269
Salzgitter AG	1,425	236
SAP	28,944	1,397
Siemens	27,761	3,356
Suedzucker	1,654	34
ThyssenKrupp	11,790	636
TUI	7,616	210
Volkswagen (1)	7,430	1,129
Wacker Chemie (2)	470	86
		34,937

Preferred Stocks 0.3%

Fresenius	3,066	260
Henkel	2,496	393

Porsche	267	448
Volkswagen	1,882	191
		1,292
Total Germany (Cost $25,863)		36,229

GREECE 0.6%

Common Stocks 0.6%

Alpha Bank	12,467	379
Bank of Piraeus	8,329	301
Coca-Cola Hellenic Bottling	2,893	126
Commercial Bank of Greece (2)	1,732	51
Cosmote Mobile Communication	4,070	128
EFG Eurobank Ergasias	8,781	365
Hellenic Petroleum	3,557	53
Hellenic Telecommunications (2)	11,258	323
National Bank of Greece	14,399	804
OPAP	7,190	272
Public Power	3,544	93
Titan Cement	1,734	99
Total Greece (Cost $2,253)		2,994

HONG KONG 2.1%

Common Stocks 2.1%

ASM Pacific Technology	6,000	38
Bank of East Asia	47,200	289
BOC Hong Kong Holdings	129,000	316
Cafe de Coral Holdings	12,000	22
Cathay Pacific Airways (1)	48,000	125
Chaoda Modern Agriculture	36,100	30
Cheung Kong Holdings (1)	53,000	688
Cheung Kong Infrastructure (1)	14,000	50
China Everbright (1)(2)	24,000	31

China Resources Power Holdings	34,000	60
China State Construction	1,444	1
China Travel International Investment	86,000	36
Chinese Estates Holdings	28,000	39
Chong Hing Bank	5,000	13
Citic 1616 (2)	1,600	1
Citic International Financial Holdings	60,000	49
CLP Holdings	55,400	404
CNPC Hong Kong	70,000	31
Dah Sing Banking Group	5,600	12
Dah Sing Financial	4,000	34
Denway Motors	172,000	68
Esprit Holdings	28,100	340
First Pacific	72,000	46
Foxconn (1)(2)	64,000	190
Fubon Bank	10,000	6
Galaxy Entertainment (2)	39,000	38
Giordano International	44,000	21
Great Eagle Holdings	9,000	33
Guoco Group	4,000	58
Hang Lung Group	30,000	115
Hang Lung Properties	63,000	188
Hang Seng Bank	23,300	327
Henderson Investment	37,000	78
Henderson Land Development (1)	24,000	144
Hengan International Group (1)	24,000	76
Hong Kong & China Gas (1)	125,830	299
Hong Kong Aircraft Engineerg	2,400	37
Hong Kong Electric	49,000	245
Hong Kong Exchanges	32,500	309
Hongkong & Shanghai Hotels	21,500	33
Hongkong Land Holdings (USD) (1)	53,000	247
Hopewell Highway Infrastructure (1)	27,500	28
Hopewell Holdings	27,000	118
Hutchison Harbour Ring	80,000	6

Hutchison Telecommunications (2)	43,000	89
Hutchison Whampoa	98,000	943
Hysan Development	24,000	64
i-Cable Communications	18,200	4
Industrial & Commercial Bank of China	14,000	31
iShares MSCI Hong Kong Index (USD)	20,600	336
Johnson Electric (1)	56,000	34
Kerry Properties	15,000	75
Kingboard Chemicals Holdings	19,000	88
Lee & Man Paper Manufacturing (1)	10,000	28
Li & Fung	77,600	238
LINK, REIT	65,000	148
Mandarin Oriental (USD)	10,000	22
MTR	50,500	124
New World Development	84,000	195
Next Media	28,000	9
Orient Overseas International	7,700	65
Oriental Press Group	30,000	6
PCCW	153,200	94
Public Financial Holdings	10,000	8
SCMP Group	36,000	14
Shangri-La Asia	38,000	93
Shenzhen International Holdings	285,000	19
Shenzhen Investment	42,000	25
Shun Tak Holdings	34,000	47
Sino Land (1)	70,000	147
Smartone Telecommunications	8,500	10
Sun Hung Kai Properties	57,000	664
Swire Pacific, Series A	31,500	360
Techtronic Industries	44,500	59
Television Broadcasts	10,000	66
Texwinca Holdings	20,000	14
Tingyi (Cayman Island) (1)	68,000	67
Wharf Holdings	37,000	136
Wheelock	25,000	58

Wing Hang Bank	6,500	78
Wing Lung Bank	3,400	37
Yue Yuen Industrial	15,000	52
Total Hong Kong (Cost $8,142)		9,866

IRELAND 0.8%

Common Stocks 0.8%

Allied Irish Banks	27,355	830
Anglo Irish Bank	21,936	493
Bank of Ireland	29,549	638
CRH	17,075	748
Elan (2)	14,163	196
Irish Life & Permanent	8,656	229
Kerry Group	4,695	140
Ryanair Holdings, ADR (USD) (2)	4,000	187
Total Ireland (Cost $2,765)		3,461

ITALY 4.3%

Common Stocks 4.3%

AEM S.p.A. (1)	27,048	106
Alleanza Assicurazioni (1)	12,930	181
Assicurazioni Generali (1)	38,967	1,794
Autogrill	3,823	76
Autostrade	8,734	289
Banca Carige	18,014	94
Banca Monte Dei Paschi Siena (1)	37,407	253
Banca Popol Emilia Romagna (1)	7,146	202
Banca Popolare Italiana (2)	20,850	348
Banco Popolare di Milano	12,682	213
Banco Popolare di Verona (1)	11,468	383
Benetton Group (1)	2,219	38
Bulgari (1)	4,501	69
Capitalia (1)	59,266	563

Preferred Stocks 0.0%

Unipol	40,799	151
		151
Total Italy (Cost $15,574)		20,031

JAPAN 19.7%

Common Stocks 19.7%

ABC-Mart (1)	800	18
ACOM (1)	2,430	88
Advantest (1)	4,600	204
AEON Credit Service (1)	2,400	40
Aeon Mall	700	23
Aichi Steel	2,000	11
AIFUL (1)	1,750	44
Aioi Insurance	17,000	115
Aisin Seiki	4,500	148
Ajinomoto (1)	15,000	184
Alfresa Holdings	900	55
All Nippon Airways	20,000	78
Alps Electric (1)	4,100	42
Amada	9,000	100
Aoyama Trading	1,500	46
Asahi Breweries	11,300	184
Asahi Glass (1)	27,000	363
Asahi Kasei	33,000	232
Asatsu	1,200	38
Asics (1)	5,000	63
Askul (1)	500	9
Astellas Pharma	12,836	560
Autobacs Seven	1,000	35
AWA Bank	6,000	32
Bank of Kyoto (1)	8,000	92
Bank of Nagoya	5,000	34

Benesse	2,400	89
Bosch	5,000	24
Bridgestone	18,600	375
Brother Industries	9,000	122
Calsonic Kansei	2,000	9
Canon	41,600	2,327
Canon Sales	2,300	45
Casio Computer (1)	6,400	129
Central Glass	5,000	35
Central Japan Railway	51	561
Chiba Bank	21,000	174
Chiyoda (1)	5,000	115
Chubu Electric (1)	17,900	575
Chugai Pharmaceutical	6,800	173
Chugoku Bank (1)	6,000	81
Chugoku Electric Power (1)	8,500	189
Circle K Sunkus (1)	1,300	22
Citizen Holdings	8,700	78
Coca-Cola West Holdings	1,700	37
Cosmo Oil (1)	15,000	63
Credit Saison	5,500	157
CSK (1)	1,800	69
Culture Convenience Club (1)	2,300	12
Dai Nippon Printing	17,000	271
Daicel Chemical Industries	8,000	54
Daido Steel (1)	10,000	58
Daiei (2)	1,200	14
Daihatsu Motor (1)	5,000	42
Daiichi Sankyo	16,800	501
Daikin Industries	6,000	203
Daimaru	6,000	71
Dainippon Screen (1)	6,000	51
Dainippon Sumitomo Pharma	5,000	55
Daishi Bank	9,000	38
Daito Trust Construction	2,900	133

Daiwa House (1)	14,000	220
Daiwa Securities Group	43,000	478
Denki Kagaku Kogyo	15,000	65
Denso	13,500	477
Dentsu (1)	42	119
DIC	18,000	68
Disco Corporation	500	31
Don Quijote	1,700	31
Dowa Holdings	9,000	84
Dowa Holdings, Rights, 1/29/10 (2)	5,000	2
East Japan Railway	94	762
Ebara (1)	10,000	51
Edion	2,400	33
Eisai (1)	6,800	323
Electric Power Development	5,100	223
Elpida Memory (2)	2,900	122
ENIX Corporation	1,300	33
Ezaki Glico	3,000	37
FamilyMart	2,200	56
Fanuc	5,500	538
Fast Retailing (1)	1,600	110
Fuji Electric Holdings	17,000	79
Fuji Film Holdings	11,800	484
Fuji Fire & Marine Insurance	4,000	16
Fuji Heavy Industries	18,000	89
Fuji Soft	1,100	31
Fuji Television Network	4	9
Fujikura (1)	11,000	71
Fujitsu Limited	47,000	295
Fukuoka Financial (2)	16,000	122
Fukuyama Transporting	3,000	13
Funai Electric (1)	400	32
Furukawa Electric	16,000	98
Futaba	1,100	27
Goodwill Group (1)	49	31

Gulliver International	160	10
Gunma Bank	12,000	80
Gunze	5,000	28
Hachijuni Bank	12,000	84
Hakuhodo Dy Holdings	890	60
Hamamatsu Photonics	1,800	52
Hankyu Department Stores (1)	5,000	44
Hankyu Hanshin Holdings (1)	38,000	216
Haseko (1)(2)	38,000	126
Heiwa	1,400	18
HIGO Bank	6,000	42
Hikari Tsushin	500	20
Hino Motors (1)	7,000	39
Hirose Electric (1)	900	110
Hiroshima Bank	14,000	76
Hisamitsu Pharmaceutical	1,400	42
Hitachi (1)	76,000	577
Hitachi Cable	5,000	29
Hitachi Capital	1,100	18
Hitachi Chemical (1)	3,200	70
Hitachi Construction Machine	2,400	75
Hitachi High-Technologies	1,300	34
Hitachi Information Systems	500	11
Hitachi Maxell	900	11
Hitachi Metals	5,000	54
Hitachi Software Engineering (1)	600	14
Hokkaido Electric Power	4,900	124
Hokkoku Bank	8,000	35
Hokugin Financial Group	32,000	104
Hokuriku Electric	5,000	113
Honda Motor	43,400	1,494
House Foods (1)	1,700	29
HOYA	9,900	304
Hyakugo Bank	6,000	40
Hyakujushi Bank	7,000	41

Ibiden	3,400	193
Inpex	22	185
Isetan	5,100	84
iShares MSCI Japan Index Fund (USD)	166,400	2,376
Ishikawjima-Harima (1)	34,000	133
Isuzu Motors	38,000	200
ITO EN (1)	2,100	70
ITOCHU	36,000	354
ITOCHU Techno-Solutions (1)	800	36
Iyo Bank (1)	7,000	70
Izumi (1)	1,900	33
JAFCO (1)	1,100	47
Japan Airlines (1)(2)	28,000	55
Japan Petroleum Exploration	700	49
Japan Steel Works	9,000	106
Japan Tobacco	158	772
JFE Holdings	13,675	743
JGC (1)	6,000	92
Joyo (1)	19,000	117
JS Group	7,200	163
JSR	5,800	130
Jtekt	9,800	182
Juroku Bank (1)	8,000	47
JUSCO	18,200	333
kabu.com Securities	8	12
Kagoshima Bank	5,000	37
Kajima (1)	24,000	118
Kamigumi	6,000	53
Kandenko 1942	3,000	19
Kaneka	6,000	55
Kansai Electric Power	22,000	614
Kansai Paint	6,000	48
Kansai Urban Banking	4,000	16
Kao	17,000	467
Katokichi	3,700	24

Kawasaki Heavy Industries (1)	36,000	144
Kawasaki Kisen Kaisha	14,000	151
KDDI (1)	105	825
Keihan Electric Express Railway (1)	12,000	92
Keihan Electric Railway	17,000	71
Keio	15,000	106
Keisei Electric Railway	8,000	52
Keyence (1)	1,200	267
Kikkoman	5,000	73
Kinden	6,000	57
Kintetsu (1)	39,000	116
Kirin Brewery	23,000	346
Kissei Pharmaceutical	1,000	19
Kobayashi Pharmaceutical (1)	600	22
Kobe Steel	71,000	251
Koei (1)	600	10
Koito Manufacturing (1)	2,000	23
Kokuyo (1)	3,000	38
Komatsu	30,700	728
Komeri	1,200	36
Konami (1)	3,300	87
Konica	12,000	165
Kose	700	19
Kubota	20,000	189
Kuraray	11,500	128
Kurita Water Industries	3,000	75
Kyocera	5,800	564
Kyowa Hakko Kogyo	10,000	93
Kyushu Electric Power	10,800	304
Lawson (1)	2,400	88
Leopalace21	3,600	118
Lintec (1)	1,200	25
Lion Corporation (1)	7,000	41
Mabuchi Motor	1,100	68
Makita	3,300	126

Marubeni	38,000	227
Marui (1)	8,400	100
Maruichi Steel Tube (1)	2,200	66
Matsui Securities (1)	3,300	24
Matsumotokiyoshi (1)	1,200	28
Matsushita Electric Industries	74,865	1,448
Matsushita Electric Works (1)	6,671	75
Mazda Motor (1)	21,000	105
Mediceo Paltac Holding (1)	5,500	100
Meiji Dairies	7,000	56
Meiji Seika Kaisha (1)	9,000	43
Meitec	1,200	39
Millea	20,200	748
Minebea	12,000	70
Misawa Homes Holdings (1)(2)	900	16
Misumi (1)	1,300	22
Mitsubishi Chemical	41,500	334
Mitsubishi Corporation	39,000	832
Mitsubishi Electric	49,000	475
Mitsubishi Estate	32,000	991
Mitsubishi Gas Chemical	11,000	95
Mitsubishi Heavy Industries	103,000	634
Mitsubishi Logistics	4,000	71
Mitsubishi Materials	27,000	131
Mitsubishi Motors (1)(2)	125,000	194
Mitsubishi Rayon	14,000	98
Mitsubishi UFJ Financial	331	3,462
Mitsubishi UFJ Lease & Finance (1)	1,830	78
Mitsubishi UFJ Nicos	6,000	15
Mitsubishi UFJ Securities	9,000	95
Mitsui (1)	40,000	713
Mitsui Chemicals (1)	18,000	148
Mitsui Engineer & Shipbuild (1)	19,000	85
Mitsui Fudosan	27,000	789
Mitsui Mining & Smelting	17,000	82

Mitsui OSK Lines	28,000	353
Mitsui Sumitomo Insurance	46,000	572
Mitsui Trust Holdings	28,000	254
Mitsukoshi	12,000	57
Mizuho Asset Trust & Banking (1)	46,000	91
Mizuho Financial Group	279	1,682
Mizuho Investors	11,000	23
Mochida Pharmaceutical	4,000	42
Monex Beans	40	34
Mori Seiki	2,200	58
Murata Manufacturing	6,900	509
Musashino Bank	800	44
Nagoya Railroad	20,000	61
Namco Bandai Holdings (1)	5,900	96
Nanto Bank (1)	9,000	45
NEC	46,000	244
NEC Electronics (1)(2)	800	20
Net One Systems (1)	13	14
NGK Insulators	8,000	174
NGK Spark Plug (1)	4,000	70
NHK Spring (1)	6,000	52
Nichicon	1,800	25
Nichirei	7,000	42
Nidec (1)	1,800	114
Nidec Sankyo (1)	3,000	20
Nikon (1)	9,000	207
Nintendo	3,300	1,027
Nippon Electric Glass	7,500	129
Nippon Express	24,000	149
Nippon Kayaku (1)	5,000	40
Nippon Light Metal (1)	12,000	33
Nippon Meat Packers (1)	5,000	61
Nippon Mining	21,000	169
Nippon Oil (1)	33,000	254
Nippon Paint (1)	6,000	35

Nippon Paper Group	25	85
Nippon Sheet Glass	19,000	100
Nippon Shokubai (1)	5,000	51
Nippon Steel	159,000	1,017
Nippon Telegraph & Telephone	160	797
Nippon Television Network	150	25
Nippon Yusen	28,000	241
Nipponkoa Insurance (1)	19,000	159
Nipro (1)	1,000	19
NIS Group (1)	66,900	34
Nishi-Nippon Bank (1)	18,000	77
Nishi-Nippon Railroad	9,000	37
Nishimatsu Corporation (1)	6,000	19
Nissan	68,800	694
Nissan Chemical Industries (1)	6,000	68
Nissay Dowa General Insurance	5,000	33
Nisshin Seifun Group (1)	6,000	65
Nisshin Steel	23,000	93
Nisshinbo Industries	5,000	65
Nissin Food Products (1)	2,900	109
Nitori (1)	900	43
Nitto Denko (1)	4,000	176
NOK	3,900	73
Nomura Research Institute	5,100	136
Nomura Securities	60,800	1,171
NS Solutions	500	13
NSK (1)	13,000	126
NTN (1)	11,000	91
NTT Data (1)	34	167
NTT DoCoMo	580	990
NTT Urban Development	40	94
Obayashi	16,000	101
Obic (1)	150	28
Obic Business Consultants	100	6
Odakyu Electric Railway (1)	17,000	119

Ogaki Kyoritsu Bank	7,000	30
Oji Paper	24,000	123
Okasan Holdings	4,000	26
Oki Electric (1)	16,000	28
Olympus Optical (1)	6,000	210
OMC Card	1,900	13
Omron	7,600	204
ONO Pharmaceutical	2,800	155
Onward Kashiyama	4,000	53
Oracle (1)	800	36
Orient (1)(2)	13,000	18
Oriental Land	1,200	68
ORIX	2,740	730
Osaka Gas	51,000	191
Otsuka	400	39
Panahome	2,000	12
Park24 (1)	3,400	42
Pioneer (1)	4,100	52
Plenus (1)	400	7
Promise (1)	3,100	93
Q.P.	3,600	33
Resona Holdings (1)	138	312
Ricoh	17,000	373
Rinnai (1)	1,200	33
Rohm	3,600	324
Round One	10	21
Ryohin Keikaku (1)	900	50
Ryoshoku	400	9
Sagami Railway (1)	10,000	34
San-In Godo Bank	4,000	40
Sanken Electric	4,000	36
Sankyo-Gunma	1,500	66
Santen Pharmaceutical (1)	2,000	55
Sanyo Electric (1)(2)	43,000	68
Sanyo Shinpan Finance	450	12

Sapporo (1)	8,000	57
Sapporo Hokuyo Holdings	9	87
SBI Holdings	374	119
Secom	5,300	240
Sega Sammy Holdings	4,240	96
Seibu (2)	1,000	5
Seiko Epson (1)	4,500	136
Seino Holdings	5,000	47
Seiyu (1)(2)	11,000	13
Sekisui Chemical	12,000	93
Sekisui House	16,000	237
Seven & I	22,152	639
SFCG (1)	190	33
Sharp	26,000	476
Shiga Bank (1)	6,000	42
Shikoku (1)	5,800	142
Shikoku Bank (1)	5,000	21
Shima Seiki	900	24
Shimachu	1,600	43
Shimadzu	7,000	61
Shimamura (1)	600	66
Shimano	2,200	72
Shimizu	18,000	112
Shin-Etsu Chemical	9,800	634
Shinko Electric (1)	2,100	50
Shinko Securities (1)	19,000	86
Shinsei Bank	45,000	194
Shionogi	8,000	156
Shiseido (1)	10,000	215
Shizuoka Bank (1)	17,000	179
Showa Denko (1)	27,000	89
Showa Shell Sekiya	3,400	41
Sky Perfect JSAT (2)	13	6
SMC	1,600	204
Softbank (1)	16,200	349

Sohgo Security Services	1,500	29
Sompo Japan	23,000	281
Sony	31,400	1,673
Stanley Electric	4,300	85
Sumco	3,100	135
Sumisho Computer Systems	1,100	23
Sumitomo	28,600	487
Sumitomo Bakelite	6,000	42
Sumitomo Chemicals	38,000	251
Sumitomo Electric Industries (1)	17,300	245
Sumitomo Forestry	4,000	41
Sumitomo Heavy Industries (1)	14,000	144
Sumitomo Metal Industries	109,000	553
Sumitomo Metal Mining (1)	18,000	332
Sumitomo Mitsui Financial	241	2,109
Sumitomo Osaka Cement (1)	13,000	38
Sumitomo Real Estate Sales	260	20
Sumitomo Realty & Developmnt	15,000	553
Sumitomo Rubber Industries	4,000	43
Sumitomo Titanium	500	53
Sumitomo Trust & Banking Company	38,000	371
Suruga Bank	6,000	73
Suzuken	1,400	49
Suzuki Motor (1)	12,400	353
Sysmex (1)	500	19
T&D Holdings	5,650	358
Taiheiyo Cement	22,000	94
Taisei (1)	24,000	83
Taisho Pharmaceutical (1)	7,000	137
Taiyo Nippon Sanso	9,000	78
Taiyo Yuden (1)	4,000	88
Takara Holdings (1)	5,000	37
Takashimaya	8,000	94
Takeda Chemical Industries	21,000	1,362
Takefuji (1)	1,790	60

Tanabe Seiyaku	6,000	77
TDK	3,100	269
Teijin	21,000	108
TEPCO	31,000	1,028
Terumo	4,800	194
The 77 Bank	9,000	59
The Bank of Yokohama	32,000	235
The Keiyo Bank (1)	5,000	29
THK	4,000	98
TIS	1,000	23
Tobu Railway (1)	20,000	91
Toda	7,000	34
Toho	4,300	84
Toho Gas (1)	13,000	67
Toho Titanium (1)	700	33
Tohoku Electric Power (1)	11,500	275
Tokai Rika	1,100	25
Tokai Rubber Industries	1,000	19
Tokuyama (1)	6,000	90
Tokyo Broadcasting System (1)	1,200	41
Tokyo Electron	4,100	284
Tokyo Gas	64,000	321
Tokyo Seimitsu (1)	900	31
Tokyo Star Bank	10	34
Tokyo Steel	3,500	51
Tokyo Style	2,000	24
Tokyo Tatemono (1)	7,000	98
Tokyu (1)	27,000	196
Tokyu Construction	1,490	9
Tokyu Land	12,000	136
TonenGeneral Sekiyu (1)	9,000	97
Toppan Forms (1)	1,100	14
Toppan Printing (1)	16,000	163
Toray Industries	32,000	220
Toshiba (1)	74,000	552

Toshiba Tec	4,000	24
Tosoh	14,000	64
TOTO	9,000	85
Toyo Seikan Kaisha (1)	4,900	98
Toyo Suisan Kaisha	3,000	60
Toyobo	16,000	48
Toyoda Gosei (1)	1,600	39
Toyota Auto Body	700	13
Toyota Boshoku (1)	2,300	53
Toyota Industries (1)	4,000	189
Toyota Motor	84,000	5,120
Toyota Tsusho	4,300	104
Trend Micro	3,000	93
Tsumura	1,600	36
TV Asahi	6	14
Ube Industries (1)	23,000	73
ULVAC (1)	1,000	33
Uni-Charm	1,100	65
UNY	5,000	60
Urban	5,200	68
USHIO (1)	3,200	63
USS	750	47
Victor Company of Japan (1)(2)	2,000	9
Wacoal (1)	3,000	37
West Japan Railway	46	208
Yahoo Japan (1)	551	191
Yakult Honsha (1)	5,400	144
Yamada Denki (1)	2,860	264
Yamaguchi Financial Group	6,000	75
Yamaha	4,700	109
Yamaha Motor	4,300	114
Yamatake (1)	1,700	40
Yamato (1)	12,000	174
Yamazaki Baking (1)	3,000	28
Yaskawa Electric	5,000	57

Yokogawa Electric	6,100	90
Yokohama Rubber	8,000	50
Yoshinoya D&C	10	20
Zeon	6,000	62
Total Japan (Cost $81,492)		91,518

KAZAKHSTAN 0.0%

Common Stocks 0.0%

Kazakhmys (GBP)	5,714	129
Total Kazakhstan (Cost $127)		129

NETHERLANDS 3.8%

Common Stocks 3.8%

ABN AMRO (1)	58,853	2,873
Aegon (1)	49,589	1,020
Akzo Nobel (1)	9,592	767
ASML (2)	14,733	398
Corio	2,021	178
Elsevier (1)	22,770	428
Heineken, Series A (1)	2,273	105
Heineken (1)	8,572	458
ING Groep, GDS (1)	68,365	3,107
Koninklijke Ahold (2)	47,425	603
Koninklijke DSM (1)	5,966	285
Koninklijke KPN (1)	59,274	1,005
Koninklijke Numico (1)	5,800	321
Philips Electronics (1)	34,919	1,430
Ranstad Holdings N.V.	2,650	207
Rodamco Europe, REIT	2,054	303
Royal Dutch Shell	49,566	1,735
SNS Reaal (2)	2,717	68
TNT N.V. (1)	13,378	603
Unilever N.V. (1)	52,394	1,596

Wolters Kluwer	9,434	279
Total Netherlands (Cost $13,102)		17,769

NEW ZEALAND 0.2%

Common Stocks 0.2%

Air New Zealand	6,400	13
Auckland International Airport (1)	27,928	51
Contact Energy	8,798	59
Fisher & Paykel Appliances (1)	8,624	23
Fisher & Paykel Healthcare	15,574	43
Fletcher Building	14,363	121
Infratil	24	—
Kiwi Income Property Trust, Equity Units	21,686	26
Port of Tauranga	2,039	10
Sky City Entertainment Group (1)	13,534	49
Sky Network Television	5,874	27
Telecom Corporation of New Zealand (1)	60,600	216
The Warehouse Group	4,675	24
Tower (1)(2)	45	—
Vector	9,137	19
Total New Zealand (Cost $568)		681

NORWAY 0.8%

Common Stocks 0.8%

Aker Kvaerner (1)	6,330	150
DNB Holdings (1)	30,395	433
Norsk Hydro (1)	28,325	980
Norske Skogindustrier (1)	5,690	87
Orkla (1)	31,795	507
Renewable Energy (2)	2,900	83
Seadrill (2)	8,800	144
Statoil ASA	19,844	558
Storebrand ASA (1)	7,577	128

Telenor ASA	26,085	489
Yara International	6,945	202
Total Norway (Cost $2,595)		3,761

PORTUGAL 0.4%

Common Stocks 0.4%

Banco BPI (1)	17,045	146
Banco Comercial (1)	82,232	344
Banco Espirito Santo	3,819	77
Brisa Auto-Estradas (1)	12,335	163
Cimpor-Cimentos de Portugal (1)	6,016	55
Electricidade de Portugal (1)	83,795	465
Portugal Telecom (1)	34,493	492
PT Multimedia-Servicos (1)	2,787	47
Total Portugal (Cost $1,318)		1,789

SINGAPORE 1.0%

Common Stocks 1.0%

Allgreen Properties	24,000	28
BIL International	20,500	22
CapitaCommercial Trust, REIT	31,440	58
CapitaLand	42,000	232
Capitamall Trust, REIT	36,000	94
Cerebos Pacific	2,000	5
Chartered Semiconductor (2)	31,000	29
City Developments	21,000	220
ComfortDelGro	63,012	94
Cosco	27,000	49
Creative Technology	1,950	12
Cycle & Carriage	4,000	35
DBS Group	35,000	485
Fortune, REIT (HKD)	18,000	14

Fraser & Neave	42,000	148
Haw Par	5,307	27
Hotel Properties	6,000	23
Indofood Agri Resources (2)	105	—
iShares MSCI Singapore (USD)	8,800	112
Keppel Corporation	18,000	251
Keppel Land	11,000	63
Mobileone	22,650	33
Neptune Orient Lines	18,000	42
Noble Group (1)	22,400	23
Oversea-Chinese Banking	72,000	422
Pacific Century Region Development	28,600	7
Parkway Holdings	18,000	46
People's Food Holdings	15,000	19
Sembcorp	26,520	85
Sembcorp Marine	18,000	43
SIA Engineering	6,000	18
Singapore Airlines	19,000	226
Singapore Exchange	32,000	153
Singapore Land	5,000	34
Singapore Post	43,000	34
Singapore Press	47,750	136
Singapore Technologies	45,000	106
Singapore Telecommunications	193,250	418
SMRT	19,000	23
Starhub	55,857	107
Stats ChipPAC (2)	46,000	55
United Industrial	31,000	61
United Overseas Bank	35,520	496
United Overseas Land (2)	11,652	37
Venture	8,000	82
Want Want Holdings (USD)	12,000	24
Wheelock Properties	11,000	24
Wilmar International	15,000	28
Wing Tai Holdings	16,000	35

Yanlord Land Group (2)	16,000	25
Total Singapore (Cost $3,544)		4,843

SPAIN 4.3%

Common Stocks 4.3%

Abertis Infraestructuras (1)	8,522	274
Acciona	740	166
ACERINOX (1)	7,799	186
ACS Actividades de Construccion y Servicios	8,350	522
Altadis	8,197	530
Antena 3 Television (1)(2)	2,642	57
Banco Bilbao Vizcaya Argenta (1)	111,800	2,666
Banco de Sabadell (1)	9,196	416
Banco Espanol de Credito	2,425	59
Banco Popular Espanol (1)	38,260	757
Banco Santander Central Hispano	193,381	3,460
Bankinter	1,709	148
Cintra Concesiones de Infraestructuras	6,005	107
Compania Espanola de Petroleos (1)	623	56
Corporacion Financiera Alba	955	73
Enagas (1)	5,212	126
Endesa	33,351	1,828
Fomento de Construcciones y Contratas	1,520	141
Gamesa	5,484	188
Gas Natural	6,728	338
Gestevision Telecinco (1)(2)	2,872	87
Groupo Prisa	2,548	57
Grupo Ferrovial (1)	2,108	229
Iberdrola	28,547	1,412
Iberdrola (GBP)	7,468	370
Inditex	7,493	460
Mapfre	20,514	107
Metrovacesa (1)	458	52
Repsol	37,293	1,225

Sogecable (2)	1,594	65
Telefonica SA (1)	153,429	3,426
Union Fenosa (1)	4,578	250
Vallehermoso (1)	3,422	178
Zardoya Otis	3,066	116
Total Spain (Cost $15,291)		20,132

SWEDEN 2.8%

Common Stocks 2.8%

Assa-Abloy, Series B	10,443	234
Atlas Copco, Series A (1)	12,943	491
Atlas Copco, Series B	2,885	103
Boliden (1)	8,857	221
Electrolux (1)	9,195	239
Hennes & Mauritz, Series B (1)	8,913	589
Holmen, Series B	1,861	83
Husqvarna, B Shares (1)	9,195	168
Industrivarden, A Shares	10,426	235
Industrivarden, C Shares	1,348	29
Investor, Series A	7,315	192
Investor, Series B	15,935	426
iShares MSCI Sweden Index (USD)	9,200	341
LM Ericsson (1)	463,940	1,769
NORDEA	79,360	1,372
S-E-Banken	20,245	740
Sandvik (1)	36,173	689
SCA, Series B	6,042	311
Scania, Series A	300	30
Scania, Series B	3,668	350
Securitas, Series B (1)	10,501	160
Securitas Direct (1)(2)	9,768	30
Securitas Systems (2)	10,768	40
Skanska (1)	11,982	277
SKF (1)	12,266	268

SSAB Svenskt Stal, Series A	6,468	228
SSAB Svenskt Stal, Series B (1)	1,455	48
Svenska Handelsbanken, Class A (1)	19,502	594
Swedbank (1)	11,832	455
Swedish Match (1)	8,817	163
Tele2 AB (1)	12,137	208
TeliaSonera (1)	68,452	554
Volvo, A Shares (1)	17,555	351
Volvo, B Shares (1)	49,395	960
Volvo, Redemption A Shares (2)	3,511	13
Volvo, Redemption B Shares (2)	9,879	37
Total Sweden (Cost $9,067)		12,998

SWITZERLAND 6.7%

Common Stocks 6.7%

ABB	66,402	1,329
Adecco (1)	4,293	295
Baloise Holding, Series R	1,690	184
Ciba Specialty Chemicals	1,997	131
Cie Financ Richemont, Equity Units, Class A	14,859	897
Clariant	6,917	114
Credit Suisse Group	37,821	2,976
Geberit	127	225
Givaudan (1)	221	207
Holcim	5,748	615
iShares MSCI Switzerland (USD)	33,300	905
Julius Baer (1)	6,822	476
Kuehne & Nagel	1,803	165
Lonza Group	1,516	148
Nestle (1)	11,827	4,691
Nobel Biocare (1)	800	289
Novartis, Regulation D Shares	72,341	4,216
Pargesa Holding	1,153	125
Roche Holding	315	68

Roche Holding - Genusscheine	22,282	4,208
Schindler Holding	1,263	81
Schindler Holding, Registered Shares	244	16
Schweizerische Rueckversicherungs	11,197	1,057
Societe Generale de Surveillance	172	219
Straumann Holding (1)	233	68
Swiss Life Holding	1,024	264
Swisscom	693	244
Syngenta	3,030	603
Synthes Stratec	1,381	181
The Swatch Group	1,308	374
The Swatch Group, Registered Shares (1)	1,169	68
UBS	65,312	4,238
Zurich Financial Services	4,400	1,275
Total Switzerland (Cost $23,633)		30,952

THAILAND 0.0%

Common Stocks 0.0%

Total Acces Communication (USD) (2)	2,800	14
Total Thailand (Cost $11)		14

UNITED KINGDOM 21.3%

Common Stocks 21.3%

3I Group	13,839	318
Aegis Group	34,385	95
Alliance & Leicester	13,177	300
Alliance Boots	29,607	661
Alliance Trust	20,192	150
AMVESCAP	24,922	292
Anglo American	46,406	2,456
Antofagasta	11,851	126
Associated British Foods	11,901	219
AstraZeneca	47,932	2,609

Aviva	86,234	1,353
BAE Systems	98,097	890
Barclays	201,727	2,906
BBA Aviation	12,372	70
BG Group	105,762	1,527
BHP Billiton	73,261	1,640
Biffa	10,514	68
BP	599,710	6,739
Bradford Bingley	19,066	169
British Airways (2)	17,276	174
British American Tobacco	48,041	1,483
British Energy Group (2)	3,858	40
British Land	15,832	463
British Sky Broadcasting	50,546	579
British Telecommunications	266,750	1,685
Bunzl	10,474	148
Burberry Group	13,319	183
Cadbury Schweppes	63,513	838
Cairn Energy (2)	3,759	126
Capita Group	18,693	263
Carnival	6,387	322
Carphone Warehouse Group	10,623	64
Centrica	110,864	854
Cobham	33,680	140
Compass Group	61,180	443
Daily Mail & General Trust	8,349	140
Diageo	83,939	1,771
Drax	14,569	232
DSG International	54,899	176
Electrocomponents	13,043	80
EMAP	6,426	104
EMI	23,918	111
Enterprise Inns	24,793	316
Experian	32,162	364
Fiberweb	3,645	14

Foreign & Colonial Investment	22,221	131
Friends Provident	64,286	242
GKN	22,320	172
GlaxoSmithKline	179,245	5,187
Group 4 Securicor	38,416	175
Hammerson	8,558	259
Hanson	22,914	390
Hays	43,916	148
HBOS	117,581	2,524
Home Retail	26,315	240
HSBC	359,244	6,636
ICAP	14,511	146
Imperial Chemical	36,801	390
Imperial Tobacco	20,710	897
InterContinental Hotels	10,721	259
International Power	46,646	408
iShares MSCI United Kingdom (USD)	100,900	2,507
J Sainsbury	52,016	592
Johnson Matthey	6,598	206
Johnston Press	8,639	80
Kelda Group	10,783	200
Kesa Electricals	15,914	107
Kingfisher	73,393	397
Ladbrokes	18,473	150
Land Securities	14,210	553
Legal & General Group	223,250	685
Liberty International	10,902	261
Lloyds TSB	177,033	2,042
Logica	46,144	169
Lonrho	4,589	300
Man Group	58,009	649
Marks & Spencer Group	51,458	760
Misys	15,009	74
National Grid	84,892	1,328
Next	6,823	318

Northern Rock	12,658	271
Old Mutual	176,315	626
PartyGaming	37,101	35
Pearson	28,365	485
Persimmon	8,980	240
Provident Financial	7,640	117
Prudential	80,909	1,201
Rank Group	11,690	47
Reckitt Benckiser	22,368	1,226
Reed Elsevier	38,915	493
Rentokil Group	54,094	188
Reuters	40,363	385
Rexam	17,523	183
Rio Tinto	31,958	1,949
Rolls-Royce (2)	53,818	514
Rolls-Royce, Class B	3,030,033	6
Royal Bank of Scotland	99,297	3,801
Royal Dutch Shell, A Shares	64,049	2,232
Royal Dutch Shell, B Shares	86,129	3,053
SABMiller	34,291	811
Sage Group	38,893	204
Schroders, Non-Voting Shares	434	10
Schroders	6,547	167
Scottish & Newcastle	28,142	345
Scottish & Southern Energy	26,155	781
Scottish Mortgage	8,545	97
Severn Trent	7,003	207
Shire	17,549	410
Signet Group	51,495	128
Slough Estates	14,096	216
Smith & Nephew	30,204	378
Smiths Group	18,236	394
Standard Chartered	43,173	1,339
Tate & Lyle	14,628	181
Tesco	248,190	2,281

TI Automotive (2)	270	—
Tomkins	25,654	136
Travis Perkins	3,628	145
Trinity Mirror	8,810	94
Unilever	41,026	1,284
United Business Media	10,344	166
United Utilities	28,252	420
Vedanta Resources	4,297	118
Vodafone	1,636,621	4,660
Whitbread	9,549	362
William Hill	10,644	127
William Morrison Supermarkets	81,062	495
Witan Investment Trust	7,765	75
Wolseley	20,081	482
WPP Group	37,287	552
Xstrata	22,037	1,155
Yell Group	23,284	225
		98,780
Preferred Stocks 0.0%		
Whitbread (2)	4,333	14
		14
Total United Kingdom (Cost $81,502)		98,794
UNITED STATES 0.1%		
Common Stocks 0.1%		
NYSE Euronext (EUR) (1)(2)	3,179	274
Total United States (Cost $209)		274
SHORT-TERM INVESTMENTS 0.0%		
Money Market Funds 0.0%		
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	1,000	1

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

Assets		
Investments in securities, at value		
Non-affiliated companies (cost $476,860)	$	572,271
Affiliated companies (cost $1)		1
Total investments in securities		572,272
Receivable for investment securities sold		1,816
Dividends and interest receivable		1,726
Receivable for shares sold		1,642
Foreign currency (cost $244)		244
Other assets		446
Total assets		578,146
Liabilities		
Obligation to return securities lending collateral		108,788
Payable for investment securities purchased		1,902
Payable for shares redeemed		705
Due to affiliates		178
Other liabilities		2,757
Total liabilities		114,330
NET ASSETS	$	463,816
Net Assets Consist of:		
Undistributed net investment income	$	3,456
Undistributed net realized loss		(713)
Net unrealized gain		95,417
Paid-in capital applicable to 29,455,704 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		365,656
NET ASSETS	$	463,816
NET ASSET VALUE PER SHARE	$	15.75

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($ 000s)

	6 Months Ended 4/30/07	Year Ended 10/31/06
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 4,152	$ 4,862
Net realized gain	1,428	2,349
Change in net unrealized gain	40,874	37,226
Increase in net assets from operations	46,454	44,437
Distributions to shareholders		
Net investment income	(5,118)	(2,204)
Net realized gain	(1,463)	(130)
Decrease in net assets from distributions	(6,581)	(2,334)
Capital share transactions*		
Shares sold	203,948	97,073
Distributions reinvested	6,259	2,168
Shares redeemed	(32,989)	(35,090)
Redemption fees received	29	31
Increase in net assets from capital share transactions	177,247	64,182
Net Assets		
Increase during period	217,120	106,285
Beginning of period	246,696	140,411
End of period	**$ 463,816**	**$ 246,696**
Undistributed net investment income	3,456	4,422
*Share information		
Shares sold	13,774	7,544
Distributions reinvested	432	184
Shares redeemed	(2,217)	(2,727)
Increase in shares outstanding	11,989	5,001

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSETM International Limited Developed ex North America Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncements In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the fund’s semiannual period, April 30, 2008.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2007, the value of loaned securities was $102,591,000; aggregate collateral consisted of $108,788,000 in the money market pooled account.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $249,264,000 and $74,440,000, respectively, for the six months ended April 30, 2007.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2007.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2006, the fund had $1,172,000 of unused capital loss carryforwards, of which $288,000 expire in fiscal 2010, and $884,000 expire in fiscal 2011.

At April 30, 2007, the cost of investments for federal income tax purposes was $476,861,000. Net unrealized gain aggregated $95,417,000 at period-end, of which $98,193,000 related to appreciated investments and $2,776,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. Similarly, a tax on net profits, including interest income and realized and unrealized capital gains, is imposed by certain other countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At April 30, 2007, the fund had no taxes payable, tax refunds receivable, deferred tax liabilities, or foreign capital loss carryforwards attributable to foreign securities.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended April 30, 2007, dividend income from the T. Rowe Price Reserve Funds totaled $50,000, and the value of shares of the T. Rowe Price Reserve Funds held at April 30, 2007, and October 31, 2006, was $1,000 and $647,000, respectively.

As of April 30, 2007, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 319,726 shares of the fund, representing 1% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 7, 2007, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price International, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board was provided with detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds. Because the Manager is currently waiving its fee, the Board was not provided with estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. In this regard, the Board noted that a portion of the advisory fees were being waived. The Board also considered the extent to which economies of scale were being realized by the Manager and concluded that the Manager had not realized any material economies of scale from managing the fund.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee (after waivers) and expense ratio were below the median of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded that, in light of a weighting and balancing of all factors considered, it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 28, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	June 28, 2007